Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41107
Entity Registrant Name	Codere Online Luxembourg, S.A.
Entity Central Index Key	0001866782
Entity Address, Address Line One	7 rue Robert Stümper
Entity Address, Address Line Two	L-2557 Luxembourg
Entity Address, City or Town	Luxembourg